Accounts receivable (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts receivable – trade	CAD 24,028	CAD 54,733
Accounts receivable – holdbacks	0	10,741
Accounts receivable – other	708	1,029
Total accounts receivable	CAD 24,736	CAD 66,503
Accounts receivable – holdback percentage	10.00%